COMMITMENTS, CONTINGENCIES AND GUARANTEES - Guarantees (Details) - Contingent financial obligation - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Guarantees
Potential Exposure	$ 220	$ 240
Carrying Value	1	1
Bruce Power
Guarantees
Potential Exposure	88	88
Carrying Value	0	0
Sur de Texas
Guarantees
Potential Exposure	78	93
Carrying Value	0	0
Other jointly-owned entities
Guarantees
Potential Exposure	54	59
Carrying Value	$ 1	$ 1